FINANCIAL INSTRUMENTS - Contractual Maturity of Investment (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Assets And Liabilities [Line Items]
Investments	$ 5,089	$ 1,199
Within 1 year | Bonds
Disclosure Of Financial Assets And Liabilities [Line Items]
Investments	1,223	31
Within 1 year | Private debt
Disclosure Of Financial Assets And Liabilities [Line Items]
Investments	96	0
Within 1 year | Loans and receivables
Disclosure Of Financial Assets And Liabilities [Line Items]
Investments	170	0
1-3 years | Bonds
Disclosure Of Financial Assets And Liabilities [Line Items]
Investments	50	46
1-3 years | Private debt
Disclosure Of Financial Assets And Liabilities [Line Items]
Investments	0	0
1-3 years | Loans and receivables
Disclosure Of Financial Assets And Liabilities [Line Items]
Investments	117	3
4-5 years | Bonds
Disclosure Of Financial Assets And Liabilities [Line Items]
Investments	116	40
4-5 years | Private debt
Disclosure Of Financial Assets And Liabilities [Line Items]
Investments	0	0
4-5 years | Loans and receivables
Disclosure Of Financial Assets And Liabilities [Line Items]
Investments	116	0
Over 5 years | Bonds
Disclosure Of Financial Assets And Liabilities [Line Items]
Investments	2,167	1,052
Over 5 years | Private debt
Disclosure Of Financial Assets And Liabilities [Line Items]
Investments	112	0
Over 5 years | Loans and receivables
Disclosure Of Financial Assets And Liabilities [Line Items]
Investments	236	18
Total
Disclosure Of Financial Assets And Liabilities [Line Items]
Investments	$ 4,403	$ 1,190